Promissory Notes - Impact of Promissory Notes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Investments
Expense due to conversion of notes					$ 0	$ 2,266	$ 0
Gain on extinguishment of debt	$ 0	$ (300)	$ 0	$ (300)	(300)	(8,891)	3,940
Convertible Note
Long-term Investments
Interest expense excluding amortization of debt discount					2,139	1,593	1,449
Interest expense related to amortization of debt discount					0	14,485	4,235
Total interest expense					2,139	16,078	5,684
Expense due to conversion of notes					0	2,266	0
Gain on extinguishment of debt					$ (300)	$ (8,891)	$ 3,940